Fair Value Measurements (Details 4) $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	$ 11,611
Change in fair value (gain) / loss	(5,323)
Settlement of forward purchase agreement put option liability	(625)
Fair value as of Ending balance	5,663
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	10,244
Change in fair value (gain) / loss	(4,585)
Settlement of forward purchase agreement put option liability	(625)
Fair value as of Ending balance	5,034
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	747
Change in fair value (gain) / loss	(403)
Settlement of forward purchase agreement put option liability
Fair value as of Ending balance	344
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at Beginning balance	620
Change in fair value (gain) / loss	(355)
Settlement of forward purchase agreement put option liability
Fair value as of Ending balance	$ 285